Note 12 - Lease - Supplement Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating lease right-of-use assets	$ 2,174	$ 2,538
Current portion of operating lease liabilities	787	537
Operating lease liabilities	1,359	1,935
Total lease liabilities	$ 2,146	$ 2,472